Employee Share-based Compensation and Other Benefits (Tables)	12 Months Ended
Dec. 31, 2010
Significant Assumptions Used to Estimate Fair Value of Share Options at the Grant Date

The following table illustrates the significant assumptions used to estimate the fair value of share options at the grant date (the group did not grant any stock options during 2009 and 2010):

Shinhan Financial Group
2008
Risk-free interest rate	5.16%
Expected lives(1)	5.00 years
Expected volatility(2)	30.60%
Expected dividend rate	2.62%

Note:

(1)	Expected lives are calculated based on a simplified method since the Group does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term.

(2)	Expected volatility is based on implied volatility derived from historical volatility of the Group’s stock price.

Summary of Unvested Options Status and Changes

A summary of the status of the Group’s unvested options as of December 31, 2008, 2009 and 2010 and changes during the years ended December 31, 2008, 2009 and 2010 is presented below:

	Shinhan Financial Group
	Number of Options	Weighted- Average Grant Date Fair Value per Option
		(in Won)
Unvested at January 1, 2008	3,955,998	(Won)	8,884
Granted	808,700		12,275
Vested	(2,765,738)		5,797
Forfeited	(138,202)		11,469

Unvested at December 31, 2008	1,860,758	(Won)	14,754

Unvested at January 1, 2009	1,860,758	(Won)	14,754
Granted	—		—
Vested	(1,110,427)		16,259
Forfeited	(76,093)		14,760

Unvested at December 31, 2009	674,238	(Won)	12,275

Unvested at January 1, 2010	674,238	(Won)	12,275
Granted	—		—
Vested	(661,804)		12,275
Forfeited	(12,434)		12,275

Unvested at December 31, 2010	—	(Won)	—

Share Option Activities

The following table presents the share option activities during the period indicated:

	Shinhan Financial Group					Shinhan Bank
	Number of Options	Weighted- Average Exercise Price per Option		Aggregate Intrinsic Value		Number of Options	Weighted- Average Exercise Price per Option		Aggregate Intrinsic Value
		(in Won)		(in millions of Won)			(in Won)		(in millions of Won)
Outstanding at January 1, 2008	7,760,174	(Won)	34,065			157,523	(Won)	5,150
Granted	808,700		49,053			—		—
Exercised	(1,379,042)		20,964			(135,173)		5,175
Forfeited	(138,202)		47,729			—		—

Outstanding at December 31, 2008	7,051,630	(Won)	38,078	(Won)	12,457	22,350	(Won)	5,000	(Won)	—

Granted	—		—			—		—
Exercised	(777,175)		23,942			—		—
Forfeited	(76,093)		52,489			(22,350)		(5,000)

Outstanding at December 31, 2009	6,198,362	(Won)	39,673	(Won)	47,594	—	(Won)	—	(Won)	—

Granted	—		—			—		—
Exercised	(304,310)		32,252			—		—
Forfeited	(40,392)		52,865			—		—

Outstanding at December 31, 2010	5,853,660	(Won)	39,968	(Won)	62,435	—	(Won)	—	(Won)	—

Exercisable at December 31, 2010	5,191,856	(Won)	38,810	(Won)	62,435	—	(Won)	—	(Won)	—

	Shinhan Investment Corp. (formerly Good Morning Shinhan Securities)
	Number of Options	Weighted-Average Exercise Price per Option		Aggregate Intrinsic Value
		(in Won)		(in million Won)
Outstanding at January 1, 2008	5,695,769	(Won)	6,956
Granted	—		—
Exercised	(342,857)		5,273
Forfeited	—		—

Outstanding at December 31, 2008	5,352,912	(Won)	7,064	(Won)	—
Granted	—		—
Exercised	(90,000)		6,040
Forfeited	(4,812,912)		7,148

Outstanding at December 31, 2009	450,000	(Won)	6,370	(Won)	327
Granted	—		—
Exercised	—		—
Forfeited	—		—

Outstanding at December 31, 2010	450,000	(Won)	6,370	(Won)	403

Exercisable at December 31, 2010	450,000	(Won)	6,370	(Won)	403

Share Options Outstanding

Share options outstanding at December 31, 2010 are as follows:

	Shinhan Financial Group
	Options outstanding				Options exercisable
Exercise price	Number Outstanding	Weighted- Average Remaining Contractual Life(1)	Weighted- Average Exercise Price		Number Exercisable	Weighted- Average Exercise Price		Weighted- Remaining Contractual Life(1)
			(in Won)			(in Won)
(Won)28,006	1,582,484	1.24	(Won)	28,006	1,582,484	(Won)	28,006	1.24
38,829	2,526,903	2.22		38,829	2,526,903		38,829	2.22
54,560	1,082,469	3.22		54,560	1,082,469		54,560	3.22
49,053	661,804	4.21		49,053	—		—	—

	5,853,660	2.37	(Won)	39,968	5,191,856	(Won)	38,810	2.13

	Shinhan Investment Corp. (formerly Good Morning Shinhan Securities)
	Options outstanding				Options exercisable
Exercise price	Number Outstanding	Weighted- Average Remaining Contractual Life(1)	Weighted- Average Exercise Price		Number Exercisable	Weighted- Average Exercise Price		Weighted- Remaining Contractual Life(1)
			(in Won)			(in Won)
(Won)6,370	450,000	1.40	(Won)	6,370	450,000	(Won)	6,370	1.40

	450,000	1.40	(Won)	6,370	450,000	(Won)	6,370	1.40

Note:

(1)	Contractual life indicates the sum of service (vesting) period and exercisable period.

Performance Shares

Performance shares granted at December 31, 2010 are as follows:

	Shinhan Financial Group
Grant Date	Number of PSs	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price
			(in Won)
2010-04-01	812,400	3.25	—
2010-06-01	18,800	3.42	—
2010-06-28	6,200	3.49	—
2010-07-21	3,800	3.55	—
2010-08-25	9,100	3.65	—
2010-08-30	12,400	3.66	—
2010-11-04	3,800	3.84	—
2010-12-30	48,900	4.00	—
2010-12-31	20,500	4.00	—

	935,900	3.32	—

Performance Share Plan
Performance Shares

The following table presents the Group’s performance shares during the period indicated:

Shinhan Financial Group
Number of PSs
Outstanding at December 31, 2009	—
Granted	935,900
Unvested	(732,856)

Outstanding at December 31, 2010	203,044